FINANCIAL RISK MANAGEMENT (Tables)	6 Months Ended
Sep. 30, 2025
SCHEDULE OF MATURITIES OF FINANCIAL LIABILITIES ON CONTRACTUAL UNDISCOUNTED CASH FLOWS

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the end of each financial reporting period to the contractual maturity dates. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Within 1 year	1-5 years	Total
	USD	USD	USD
At September 30, 2025 (unaudited)
Accounts payable	637,680	-	637,680
Other payables and accruals	2,724,912	-	2,724,912
Deferred revenues	611,260	-	611,260
Lease liabilities	181,091	48,293	229,384
	4,154,943	48,293	4,203,236
At March 31, 2025 (audited)
Accounts payable	200,660	-	200,660
Other payables and accruals	706,874	-	706,874
Deferred revenues	505,424	-	505,424
Due to a related company	34,579	-	34,579
Lease liabilities	126,808	110,867	237,675
	1,574,345	110,867	1,685,212

SCHEDULE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES MEASURED AT AMORTIZED COST

The financial assets and financial liabilities in the table below are measured at amortized cost. Management believes the carrying amounts of these financial assets and liabilities measured at amortized cost approximate their fair values.

	September 30, 2025	March 31, 2025
	USD	USD
	(Unaudited)	(Audited)
Financial assets
Trade receivables	2,495,302	1,394,545
Other receivables	9,770,725	650,486
Contract assets	-	750
Restricted bank balance	383,400	399,400
Cash and cash equivalents	1,850,673	3,111,141
	14,500,100	5,556,322
Financial liabilities
Trade payables	637,680	200,660
Other payables	12,118	11,852
Due to related companies	-	34,579
Lease liabilities	229,384	237,675
	879,182	484,766